REVENUES (Tables)	6 Months Ended
Jun. 30, 2025
REVENUES
Schedule of disaggregation of revenue

	Six Months Ended June 30,
	2025	2024
	US$	US$
Sales of goods – third parties
– BEV lifestyle models	143,966	262,849
– Sports cars	32,906	102,618
– Others	17,851	15,096
	194,723	380,563
Sales of goods – related parties
– BEV lifestyle models	1,066	535
– Sports cars	227	91
– Others	1,469	1,704
	2,762	2,330
Subtotal	197,485	382,893
Services- third parties
– R&D service	1,087	56
– Others[1]	3,069	4,504
	4,156	4,560
Services- related parties
– R&D service	13,666	6,366
– Others[2]	3,019	4,296
	16,685	10,662
Subtotal	20,841	15,222

Total revenues	218,326	398,115

[1] Others primarily include trainings, installed premium intelligent driving system upgrades, free battery charging services, maintenance services and vehicle internet connection services.

[2] Others primarily include commission service fee.

Schedule of contract liabilities

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Current liabilities
– Contract liabilities – third parties	27,666	33,964
– Contract liabilities – related parties*	1,163	150
Non-current liabilities
– Contract liabilities – third parties	7,570	8,683
Contract liabilities, current and non-current	36,399	42,797

* This item is included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets.